CONVERTIBLE PROMISSORY NOTES	12 Months Ended
Dec. 31, 2014
CONVERTIBLE PROMISSORY NOTES
CONVERTIBLE PROMISSORY NOTES

11. CONVERTIBLE PROMISSORY NOTES

On June 10, 2013, the Company issued a RMB130,769,398 (US$21,122,500) convertible promissory note (“2013 Notes”) to investor of Series D Shares (see Note 12) at an annual interest rate of 0%, maturing on July 10, 2013. Under the agreement, the holder of the 2013 Notes may convert the 2013 Notes outstanding principal into common shares at the conversion price of US$3.89 at any time.  In addition, the Company also has the option to repay any and all amount due of the 2013 Notes at maturity in cash or through issuance of common shares at a conversion price at US$3.89.  As the fair value of the Company’s common shares on June 10, 2013 of US$3.89 was the same as the effective conversion price of US$3.89, the Company did not record a beneficial conversion feature (“BCF”).

Similar to the modifications of CB, the modifications of the 2013 Notes were also part of the ongoing negotiation between the Company and Preferred Shareholders. The 2013 Notes were modified in July 2013 to extend the maturity to August 10, 2013 and further extended as agreed upon until negotiation with the 2013 Notes holder was completed. The Company accounted for the extension of maturity date as a debt modification given the immaterial change in timing of cash flow (without the impact of the conversion option) and in fair value of the embedded conversion option due to the extension of one month. On October 9, 2013, the Company and the 2013 Notes holder agreed to modify the embedded conversion options such that the 2013 Notes were convertible into Class A preferred shares as opposed to common shares of the Company. The conversion option into Class A preferred shares was exercised on the same day; the CB (see Note 10) and 2013 Notes together were converted to 10,427,373 shares of Class A preferred shares. The Company accounted for the conversion into Class A as an extinguishment of the 2013 Notes. Since the holder of the 2013 Notes is also the sole investor of Series D Shares and the Series D shares were also concurrently modified as part of the broader equity restructuring, the modification of the 2013 Notes was considered a capital transaction and the Company recorded deemed dividends to the 2013 Notes holders of RMB23,038,805 (US$3,746,653) in connection with the amendment of the conversion clause.